Loss Per Share (Details) - Schedule of basic loss per share - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Schedule of basic loss per share [Abstract]
Weighted average number of Ordinary Shares	247,335	42,947	3,513
Loss attributable to the owners of the company	$ 200,777	$ 48,494	$ 8,353

[1]	All the figures in this note were adjusted to reflect the 1:50 reverse split effective June 29, 2020. See Note 12.A.